UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York      February 16, 2010
-----------------------------      -------------------      -----------------
[Signature]                        [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          24
                                               -------------

Form 13F Information Table Value Total:         $252,937
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                     13F File Number                     Name

NONE














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

                                                              FORM13FINFORMATIONTABLE
   COLUMN 1                      COLUMN 2       COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP           CL A            029912201   12,867    297,770  SH           SOLE                 297,770
BELO CORP                     COM SER A       080555105    8,564  1,574,300  SH           SOLE               1,574,300
CBEYOND INC                   COM             149847105    5,193    329,700  SH           SOLE                 329,700
CBS CORP NEW                  CL B            124857202    2,037    145,000  SH           SOLE                 145,000
CINEMARK HOLDINGS INC         COM             17243V102    7,107    494,600  SH           SOLE                 494,600
DIRECTV                       COM CL A        25490A101   13,743    412,075  SH           SOLE                 412,075
DIRECTV GROUP INC             COM             25459L106   15,008    450,000  SH  CALL     SOLE                 450,000
DIRECTV GROUP INC             COM             25459L106    6,156    184,600  SH  CALL     SOLE                 184,600
DIRECTV GROUP INC             COM             25459L106    6,670    200,000  SH  CALL     SOLE                 200,000
DIRECTV GROUP INC             COM             25459L106    2,501     75,000  SH  CALL     SOLE                  75,000
DISNEY WALT CO                COM DISNEY      254687106   15,545    482,000  SH           SOLE                 482,000
GOOGLE INC                    CL A            38259P508   23,249     37,500  SH           SOLE                  37,500
GSI COMMERCE INC              COM             36238G102      508     20,000  SH           SOLE                  20,000
INTERPUBLIC GROUP COS INC     COM             460690100   13,115  1,777,100  SH           SOLE               1,777,100
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302   19,039    797,261  SH           SOLE                 797,261
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104   12,444  1,148,000  SH           SOLE               1,148,000
MEDIACOM COMMUNICATIONS CORP  CL A            58446K105   10,639  2,380,117  SH           SOLE               2,380,117
MONRO MUFFLER BRAKE INC       COM             610236101   13,873    414,868  SH           SOLE                 414,868
RACKSPACE HOSTING INC         COM             750086100    6,359    305,000  SH           SOLE                 305,000
SBA COMMUNICATIONS CORP       COM             78388J106   12,640    370,021  SH           SOLE                 370,021
SHUTTERFLY INC                COM             82568P304   13,534    759,927  SH           SOLE                 759,927
SIRIUS XM RADIO INC           COM             82967N108    6,000 10,000,000  SH           SOLE              10,000,000
TIME WARNER INC               COM NEW         887317303   16,130    553,533  SH           SOLE                 553,533
TIME WARNER CABLE INC         COM             88732J207   10,016    242,000  SH           SOLE                 242,000
